Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues	$ 2,912	$ 5,132
Operating expenses:
Research and development	32,766	22,079
Impairment of intangible assets	9,660	0
General and administrative	9,393	8,355
Total operating expenses	51,819	30,434
Loss from operations	(48,907)	(25,302)
Other expense, net:
Investment income, net	223	0
Interest expense, net	(965)	0
Other expense, net	(124)	(13)
Change in fair value of redeemable noncontrolling interests	0	(3,903)
Total other expense, net	(866)	(3,916)
Loss before provision for income taxes	(49,773)	(29,218)
Provision for income taxes	(1,716)	(1)
Net loss	(51,489)	(29,219)
Less: net loss attributable to the redeemable noncontrolling interests		209
Net loss attributable to Ambrx Biopharma Inc. shareholders	$ (51,489)	$ (29,010)
Net loss per share attributable to Ambrx Biopharma Inc. ordinary shareholders—basic	$ (0.19)	$ (1.63)
Net loss per share attributable to Ambrx Biopharma Inc. ordinary shareholders—diluted	$ (0.19)	$ (1.63)
Weighted-average ordinary shares used to compute net loss per share attributable to ordinary shareholders, basic	270,142,269	17,748,713
Weighted-average ordinary shares used to compute net loss per share attributable to ordinary shareholders, diluted	270,142,269	17,748,713
Other comprehensive loss, net of tax:
Net loss	$ (51,489)	$ (29,219)
Foreign currency translation adjustment	0	(18)
Comprehensive loss	(51,489)	(29,237)
Unrealized loss on marketable debt securities, available-for-sale	(217)
Less: Comprehensive loss attributable to the redeemable noncontrolling interests		208
Comprehensive loss attributable to Ambrx Biopharma Inc.	$ (51,706)	$ (29,029)